                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:       811-08059

Exact Name of Registrant
(as specified in charter):     Cohen & Steers Realty Focus Fund, Inc.

Address of Principal Executive Office:    757 Third Avenue
                                          New York, NY 10017

Name and address of agent for service:    John E. McLean
                                          757 Third Avenue
                                          New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY FOCUS FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                              NUMBER
                                                             OF SHARES        VALUE
                                                             ---------     -----------
EQUITIES                                            96.53%(a)
    DIVERSIFIED                                      2.24%
         Alexander's(b)....................................      4,200     $ 1,014,300
         Colonial Properties Trust.........................     19,400         745,154
                                                                           -----------
                                                                             1,759,454
                                                                           -----------
    HEALTH CARE                                      2.84%
         Ventas............................................     89,500       2,233,920
                                                                           -----------
    HOTEL                                            9.13%
         Hilton Hotels Corp. ..............................     89,900       2,009,265
         Host Marriott Corp. ..............................    185,900       3,078,504
         Starwood Hotels & Resorts Worldwide...............     34,700       2,083,041
                                                                           -----------
                                                                             7,170,810
                                                                           -----------
    INDUSTRIAL                                       6.96%
         AMB Property Corp. ...............................     51,500       1,946,700
         Catellus Development Corp. .......................     83,200       2,217,280
         ProLogis..........................................     35,100       1,302,210
                                                                           -----------
                                                                             5,466,190
                                                                           -----------
    OFFICE                                          31.09%
         American Financial Realty Trust...................    105,400       1,542,002
         Boston Properties.................................     87,800       5,288,194
         Brookfield Properties Corp. ......................     68,100       2,621,850
         CarrAmerica Realty Corp. .........................     55,700       1,757,335
         Forest City Enterprises...........................     59,000       3,764,200
         Kilroy Realty Corp. ..............................     66,300       2,712,333
         Maguire Properties................................    127,800       3,051,864
         SL Green Realty Corp. ............................     41,600       2,338,752
         Thomas Properties Group(b)........................    109,300       1,353,134
                                                                           -----------
                                                                            24,429,664
                                                                           -----------

-------------------
(a) Percentages indicated are based on the net assets of the fund.
(b) Nonincome producing security.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY FOCUS FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                              NUMBER
                                                             OF SHARES        VALUE
                                                             ---------     -----------
    RESIDENTIAL                                     18.89%
       APARTMENT                                    11.69%
         AvalonBay Communities.............................     17,400     $ 1,163,886
         BRE Properties....................................     77,300       2,728,690
         Essex Property Trust..............................     32,600       2,252,660
         GMH Communities...................................    111,000       1,299,810
         Post Properties...................................     56,100       1,741,344
                                                                           -----------
                                                                             9,186,390
                                                                           -----------
       MANUFACTURED HOME                             7.20%
         Affordable Residential Communities................    201,100       2,543,915
         Sun Communities...................................     87,000       3,114,600
                                                                           -----------
                                                                             5,658,515
                                                                           -----------
         TOTAL RESIDENTIAL.................................                 14,844,905
                                                                           -----------
    SELF STORAGE                                     9.53%
         Extra Space Storage...............................     55,600         750,600
         Public Storage....................................     35,700       2,032,758
         Shurgard Storage Centers..........................    114,800       4,704,504
                                                                           -----------
                                                                             7,487,862
                                                                           -----------
    SHOPPING CENTER                                 15.85%
       COMMUNITY CENTER                              2.13%
         Federal Realty Investment Trust...................     34,700       1,677,745
                                                                           -----------
       REGIONAL MALL                                13.72%
         Macerich Company..................................     40,800       2,173,824
         Mills Corp........................................     41,600       2,200,640
         Simon Property Group..............................     37,300       2,259,634
         Taubman Centers...................................    149,400       4,144,356
                                                                           -----------
                                                                            10,778,454
                                                                           -----------
         TOTAL SHOPPING CENTER.............................                 12,456,199
                                                                           -----------
              TOTAL EQUITIES
                (Identified cost -- $70,085,490)...........                 75,849,004
                                                                           -----------

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY FOCUS FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                                PRINCIPAL
                                                                  AMOUNT          VALUE
                                                                ----------     -----------
COMMERCIAL PAPER
         Prudential FDG Corp., 2.12%, due 04/01/2005   1.93%
            (Identified cost -- $1,518,000).......              $1,518,000     $ 1,518,000
                                                                ----------     -----------
TOTAL INVESTMENTS (Identified
  cost -- $71,603,490)............................     98.46%                   77,367,004(a)
OTHER ASSETS IN EXCESS OF LIABILITIES.............      1.54%                    1,209,165
                                                      ------                   -----------
NET ASSETS........................................    100.00%                  $78,576,169
                                                      ------                   -----------
                                                      ------                   -----------

-------------------
(a) At March 31, 2005, net unrealized appreciation was $5,763,514 based on cost for federal income tax purposes of $71,603,490. This consisted of aggregate gross unrealized appreciation on investments of $7,412,684 and aggregate gross unrealized depreciation on investments of $1,649,170.

--------------------------------------------------------------------------------
                                       4










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Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY FOCUS FUND, INC.




By: /s/ Robert H. Steers
        ----------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                          By:  /s/ Martin Cohen
    --------------------------------                   ---------------------------------------
        Name: Robert H. Steers                             Name: Martin Cohen
        Title: Chairman, Secretary                         Title: President, Treasurer
                 and principal executive officer                   and principal financial officer

        Date: May 27, 2005

                                             6